Note 2 - Allowance For Loan Losses: Allowance for Credit Losses on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended
	March 31, 2019	March 31, 2018
Allowance for Credit Losses:
Beginning Balance	$ 43,000,000	$ 42,500,000
Provision for Loan Losses	10,542,569	8,200,608
Charge-offs	(14,199,882)	(12,149,119)
Recoveries	4,157,313	3,948,511
Ending Balance	$ 43,500,000	$ 42,500,000

Ending balance; collectively evaluated for impairment	$ 43,500,000	$ 42,500,000

Finance receivables:
Ending balance	$ 723,236,417	$ 594,921,292
Ending balance; collectively evaluated for impairment	$ 723,236,417	$ 594,921,292